Income Taxes - Profit Before Tax by Geographic Location (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Total	€ 3,090	€ 6,847	€ 7,220
Germany
Income Taxes
Total	1,785	2,040	2,481
Foreign
Income Taxes
Total	€ 1,305	€ 4,807	€ 4,739